Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 23, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES FIXED INCOME SECURITIES INC
CIK	dei_EntityCentralIndexKey	0000879569
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 23, 2021
Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2021
Prospectus Date	rr_ProspectusDate	Nov. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Municipal Ultrashort Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMUUX
Federated Hermes Municipal Ultrashort Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMUSX
Federated Hermes Municipal Ultrashort Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMULX